UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Inflation-Protected Bond

Fund

Semiannual Report

October 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Class A
Actual	$ 1,000.00	$ 1,025.10	$ 3.82
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.81
Class T
Actual	$ 1,000.00	$ 1,026.00	$ 3.82
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.81
Class B
Actual	$ 1,000.00	$ 1,022.70	$ 7.12
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.10
Class C
Actual	$ 1,000.00	$ 1,022.20	$ 7.62
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.61
Inflation-Protected Bond
Actual	$ 1,000.00	$ 1,027.50	$ 2.29
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,027.40	$ 2.50
HypotheticalA	$ 1,000.00	$ 1,022.67	$ 2.49

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.75%
Class T	.75%
Class B	1.40%
Class C	1.50%
Inflation-Protected Bond	.45%
Institutional Class	.49%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Coupon Distribution as of October 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	1.1	1.3
1 - 1.99%	13.7	14.3
2 - 2.99%	38.0	40.0
3 - 3.99%	21.5	25.8
4 - 4.99%	0.7	0.5
5 - 5.99%	12.1	13.0
6% and over	0.8	1.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of October 31, 2007
6 months ago
Years	8.5	9.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of October 31, 2007
6 months ago
Years	5.0	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2007*		As of April 30, 2007**
	Corporate Bonds 2.2%		Corporate Bonds 2.4%
	U.S. Government and U.S. Government Agency Obligations 83.1%		U.S. Government and U.S. Government Agency Obligations 82.3%
	Asset-Backed Securities 6.5%		Asset-Backed Securities 7.1%
	CMOs and Other Mortgage Related Securities 4.6%		CMOs and Other Mortgage Related Securities 4.4%
	Short-Term Investments and Net Other Assets 3.6%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	3.6%	** Foreign investments	3.0%
* Futures and Swaps	16.9%	** Futures and Swaps	17.1%
* Inflation Protected	98.6%	** Inflation Protected	96.5%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 82.3%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$ 39,285,750	$ 38,008,298
2.375% 1/15/25	72,616,415	74,208,678
2.375% 1/15/27	24,642,573	25,285,325
3.375% 4/15/32	1,171	1,450
3.625% 4/15/28	117,566,291	144,932,509
3.875% 4/15/29	102,704,196	131,984,973
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	18,823,326	18,391,741
1.625% 1/15/15	75,682,025	73,476,456
1.875% 7/15/13	134,211,641	133,802,027
1.875% 7/15/15	29,931,720	29,562,308
2% 4/15/12	15,370,200	15,409,188
2% 1/15/14	138,172,416	138,085,534
2% 7/15/14	1,103	1,103
2% 1/15/16	100,047,710	99,318,806
2.375% 4/15/11	48,188,220	48,962,993
2.375% 1/15/17 (b)	110,427,597	112,807,156
2.5% 7/15/16 (b)	79,794,000	82,464,828
2.625% 7/15/17	18,561,128	19,405,321
3% 7/15/12	64,570,386	67,848,615
3.375% 1/15/12	10,187,787	10,803,708
3.5% 1/15/11	11,946,900	12,571,456
3.625% 1/15/08	1,287	1,292
3.875% 1/15/09	1,268	1,302
4.25% 1/15/10	543,783	573,622
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,267,705,676)		1,277,908,689
Asset-Backed Securities - 0.2%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 5.5725% 11/25/34 (d)	1,375,000	1,304,370
Home Equity Asset Trust Series 2003-8 Class M1, 5.5925% 4/25/34 (d)	953,660	900,342
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 6.4725% 8/25/34 (d)	495,586	467,125
TOTAL ASSET-BACKED SECURITIES (Cost $2,845,978)		2,671,837
Commercial Mortgage Securities - 0.1%
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (c)(d) (Cost $2,446,334)	$ 2,528,306	$ 2,311,476
Fixed-Income Funds - 16.4%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $274,534,910)	2,759,816	255,089,793
Cash Equivalents - 11.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
4.94%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) #	$ 10,271,410	10,270,000
4.96%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) # (a)	174,374,022	174,350,000
TOTAL CASH EQUIVALENTS (Cost $184,620,000)		184,620,000
TOTAL INVESTMENT PORTFOLIO - 110.9% (Cost $1,732,152,898)		1,722,601,795
NET OTHER ASSETS - (10.9)%		(168,950,788)
NET ASSETS - 100%		$ 1,553,651,007
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 569,000	$ (139,460)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	700,000	(163,904)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34	Dec. 2034	645,000	(180,097)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34	Sept. 2034	446,779	(117,474)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	569,000	(145,844)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	569,000	(53,253)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 569,000	$ (103,236)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	569,000	(68,296)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	520,000	(216,701)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	(236,641)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	50,104	(20,232)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	115,838	(17,534)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34

	Feb. 2034	$ 52,005	$ (42,622)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	(169,038)
TOTAL CREDIT DEFAULT SWAPS		6,512,726	(1,674,332)
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with UBS	April 2010	40,000,000	2,106,992
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	49,550,000	3,378,382
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	45,000,000	2,099,898
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20.375 basis points with Goldman Sachs	Jan. 2009	58,000,000	(464,030)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	924,000
TOTAL TOTAL RETURN SWAPS		237,410,000	8,045,242
		$ 243,922,726	$ 6,370,910
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,311,476 or 0.1% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,270,000 due 11/01/07 at 4.94%
BNP Paribas Securities Corp.	$ 1,279,891
Banc of America Securities LLC	1,964,459
Bank of America, NA	3,040,278
Bear Stearns & Co., Inc.	312,186
Citigroup Global Markets, Inc.	429,014
Countrywide Securities Corp.	357,512
Credit Suisse Securities (USA) LLC	429,014
ING Financial Markets LLC	884,595
J.P. Morgan Securities, Inc.	715,023
Societe Generale, New York Branch	572,019
WestLB AG	286,009
$ 10,270,000
$174,350,000 due 11/01/07 at 4.96%
Barclays Capital, Inc.	$ 140,768,354
Bear Stearns & Co., Inc.	33,581,646
$ 174,350,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 7,976,194
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 290,445,901	$ -	$ 17,001,701	$ 255,089,793	2.2%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	83.1%
AAA,AA,A	8.9%
BBB	4.1%
BB	0.1%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	3.6%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At April 30, 2007, the fund had a capital loss carryforward of approximately $27,363,340 of which $4,603,298 and $22,760,042 will expire on April 30, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $169,172,548 and repurchase agreements of $184,620,000) - See accompanying schedule: Unaffiliated issuers (cost $1,457,617,988)	$ 1,467,512,002
Fidelity Central Funds (cost $274,534,910)	255,089,793
Total Investments (cost $1,732,152,898)		$ 1,722,601,795
Cash		755
Receivable for investments sold		13,855,397
Receivable for swap agreements		11,385
Receivable for fund shares sold		2,896,326
Interest receivable		6,312,833
Distributions receivable from Fidelity Central Funds		1,286,129
Swap agreements, at value		6,370,910
Receivable from investment adviser for expense reductions		7,938
Total assets		1,753,343,468

Liabilities
Payable for investments purchased	$ 22,295,477
Payable for fund shares redeemed	2,030,390
Distributions payable	292,280
Accrued management fee	408,316
Distribution fees payable	90,803
Other affiliated payables	202,949
Other payables and accrued expenses	22,246
Collateral on securities loaned, at value	174,350,000
Total liabilities		199,692,461

Net Assets		$ 1,553,651,007
Net Assets consist of:
Paid in capital		$ 1,568,841,672
Undistributed net investment income		23,586,890
Accumulated undistributed net realized gain (loss) on investments		(35,597,362)
Net unrealized appreciation (depreciation) on investments		(3,180,193)
Net Assets		$ 1,553,651,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,606,758 ÷ 6,974,939 shares)	$ 10.98

Maximum offering price per share (100/96.00 of $10.98)	$ 11.44
Class T: Net Asset Value and redemption price per share ($59,660,015 ÷ 5,426,102 shares)	$ 11.00

Maximum offering price per share (100/96.00 of $11.00)	$ 11.46
Class B: Net Asset Value and offering price per share ($32,614,123 ÷ 2,967,647 shares)A	$ 10.99

Class C: Net Asset Value and offering price per share ($46,122,888 ÷ 4,200,760 shares)A	$ 10.98

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,260,344,422 ÷ 114,439,185 shares)	$ 11.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($78,302,801 ÷ 7,124,146 shares)	$ 10.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2007 (Unaudited)

Investment Income
Interest		$ 14,332,852
Inflation principal income		27,626,440
Income from Fidelity Central Funds		7,976,194
Total income		49,935,486

Expenses
Management fee	$ 2,486,136
Transfer agent fees	924,510
Distribution fees	550,424
Fund wide operations fee	266,806
Independent trustees' compensation	3,047
Miscellaneous	1,399
Total expenses before reductions	4,232,322
Expense reductions	(79,055)	4,153,267
Net investment income		45,782,219
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,557,089)
Fidelity Central Funds	(122,265)
Swap agreements	(3,584,787)
Total net realized gain (loss)		(5,264,141)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,339,990)
Swap agreements	3,770,520
Total change in net unrealized appreciation (depreciation)		(569,470)
Net gain (loss)		(5,833,611)
Net increase (decrease) in net assets resulting from operations		$ 39,948,608

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 45,782,219	$ 71,496,532
Net realized gain (loss)	(5,264,141)	(10,690,808)
Change in net unrealized appreciation (depreciation)	(569,470)	31,612,708
Net increase (decrease) in net assets resulting from operations	39,948,608	92,418,432
Distributions to shareholders from net investment income	(18,208,181)	(35,628,678)
Distributions to shareholders from net realized gain	(14,252,843)	(14,460,740)
Total distributions	(32,461,024)	(50,089,418)
Share transactions - net increase (decrease)	(93,959,105)	(183,806,913)
Total increase (decrease) in net assets	(86,471,521)	(141,477,899)

Net Assets
Beginning of period	1,640,122,528	1,781,600,427
End of period (including undistributed net investment income of $23,586,890 and distributions in excess of net investment income of $3,987,148, respectively)	$ 1,553,651,007	$ 1,640,122,528

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.301	.434	.500	.407	.323	.236
Net realized and unrealized gain (loss)	(.033)	.137	(.676)	.620	.236	.080
Total from investment operations	.268	.571	(.176)	1.027	.559	.316
Distributions from net investment income	(.113)	(.209)	(.154)	(.132)	(.148)	(.106)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.208)	(.301)	(.654)	(.467)	(.409)	(.156)
Net asset value, end of period	$ 10.98	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	2.51%	5.43%	(1.62)%	9.58%	5.20%	3.02%
Ratios to Average Net Assets F, I
Expenses before reductions	.81% A	.71%	.70%	.81%	.84%	.86% A
Expenses net of fee waivers, if any	.75% A	.66%	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.75% A	.65%	.65%	.65%	.65%	.65% A
Net investment income	5.56% A	4.02%	4.50%	3.63%	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,607	$ 68,710	$ 86,364	$ 75,422	$ 31,656	$ 10,403
Portfolio turnover rate G	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.66	$ 11.49	$ 10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.301	.424	.489	.397	.313	.229
Net realized and unrealized gain (loss)	(.023)	.137	(.676)	.619	.246	.081
Total from investment operations	.278	.561	(.187)	1.016	.559	.310
Distributions from net investment income	(.113)	(.199)	(.143)	(.121)	(.138)	(.100)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.208)	(.291)	(.643)	(.456)	(.399)	(.150)
Net asset value, end of period	$ 11.00	$ 10.93	$ 10.66	$ 11.49	$ 10.93	$ 10.77
Total Return B, C, D	2.60%	5.32%	(1.71)%	9.47%	5.19%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.78%	.78%	.90%	.95%	.99% A
Expenses net of fee waivers, if any	.75% A	.75%	.75%	.75%	.75%	.75% A
Expenses net of all reductions	.75% A	.75%	.75%	.75%	.75%	.75% A
Net investment income	5.56% A	3.92%	4.40%	3.53%	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,660	$ 65,833	$ 86,613	$ 84,596	$ 44,266	$ 11,274
Portfolio turnover rate G	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.266	.354	.418	.324	.242	.190
Net realized and unrealized gain (loss)	(.024)	.137	(.678)	.619	.235	.082
Total from investment operations	.242	.491	(.260)	.943	.477	.272
Distributions from net investment income	(.077)	(.129)	(.070)	(.048)	(.066)	(.062)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.172)	(.221)	(.570)	(.383)	(.327)	(.112)
Net asset value, end of period	$ 10.99	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	2.27%	4.65%	(2.36)%	8.76%	4.41%	2.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49% A	1.49%	1.49%	1.61%	1.61%	1.65% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40% A
Net investment income	4.91% A	3.27%	3.75%	2.88%	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,614	$ 35,826	$ 48,972	$ 56,052	$ 38,608	$ 21,426
Portfolio turnover rate G	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.64	$ 11.47	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income E	.260	.343	.406	.312	.230	.184
Net realized and unrealized gain (loss)	(.023)	.137	(.677)	.619	.235	.072
Total from investment operations	.237	.480	(.271)	.931	.465	.256
Distributions from net investment income	(.072)	(.118)	(.059)	(.036)	(.054)	(.056)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.167)	(.210)	(.559)	(.371)	(.315)	(.106)
Net asset value, end of period	$ 10.98	$ 10.91	$ 10.64	$ 11.47	$ 10.91	$ 10.76
Total Return B, C, D	2.22%	4.55%	(2.46)%	8.66%	4.31%	2.44%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.54%	1.55%	1.67%	1.69%	1.73% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50% A
Net investment income	4.81% A	3.17%	3.65%	2.78%	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,123	$ 51,205	$ 74,329	$ 71,407	$ 46,876	$ 19,936
Portfolio turnover rate G	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Inflation-Protected Bond

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.67	$ 11.50	$ 10.94	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income D	.318	.457	.525	.426	.341	.358
Net realized and unrealized gain (loss)	(.024)	.136	(.679)	.618	.235	.653
Total from investment operations	.294	.593	(.154)	1.044	.576	1.011
Distributions from net investment income	(.129)	(.231)	(.176)	(.149)	(.165)	(.171)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.224)	(.323)	(.676)	(.484)	(.426)	(.221)
Net asset value, end of period	$ 11.01	$ 10.94	$ 10.67	$ 11.50	$ 10.94	$ 10.79
Total Return B, C	2.75%	5.63%	(1.42)%	9.73%	5.35%	10.19%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.47%	.63%	.67%	.69% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.50%	.50%	.50% A
Expenses net of all reductions	.44% A	.45%	.45%	.50%	.50%	.50% A
Net investment income	5.86% A	4.22%	4.70%	3.78%	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,260,344	$ 1,307,686	$ 1,400,656	$ 1,579,697	$ 1,142,388	$ 540,338
Portfolio turnover rate F	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2002 (commencement of operations) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income D	.316	.452	.517	.425	.337	.243
Net realized and unrealized gain (loss)	(.024)	.137	(.676)	.619	.239	.082
Total from investment operations	.292	.589	(.159)	1.044	.576	.325
Distributions from net investment income	(.127)	(.227)	(.171)	(.149)	(.165)	(.115)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.222)	(.319)	(.671)	(.484)	(.426)	(.165)
Net asset value, end of period	$ 10.99	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C	2.74%	5.60%	(1.47)%	9.74%	5.36%	3.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.49% A	.49%	.50%	.61%	.67%	.73% A
Expenses net of fee waivers, if any	.49% A	.49%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.49% A	.49%	.50%	.50%	.50%	.50% A
Net investment income	5.82% A	4.18%	4.65%	3.78%	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,303	$ 110,863	$ 84,666	$ 78,096	$ 66,324	$ 2,569
Portfolio turnover rate F	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2007 (Unaudited)

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,887,723
Unrealized depreciation	(30,300,197)
Net unrealized appreciation (depreciation)	$ (9,412,474)
Cost for federal income tax purposes	$ 1,732,014,269

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $0 and $17,106,465, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 86,708	$ 4,001
Class T	0%	.25%	76,173	22,325
Class B	.65%	.25%	150,740	109,041
Class C	.75%	.25%	236,803	16,685
			$ 550,424	$ 152,052

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,612
Class T	2,091
Class B*	37,236
Class C*	3,374
$ 45,313

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Inflation-Protected Bond class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Inflation-Protected Bond's average net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 74,879.21
Class T	57,809.19
Class B	41,847.25
Class C	48,157.20
Inflation-Protected Bond	628,033.10
Institutional Class	73,785.14
	$ 924,510

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,399 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $179,864.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.75%	$ 21,553
Class T	.75%	10,915
Class B	1.40%	15,557
Class C	1.50%	10,885
		$ 58,910

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,008. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 677
Inflation-Protected Bond	18,460
$ 19,137

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2007	Year ended April 30, 2007
From net investment income
Class A	$ 725,124	$ 1,479,230
Class T	636,628	1,440,713
Class B	240,994	520,261
Class C	317,745	704,830
Inflation-Protected Bond	15,024,184	29,435,098
Institutional Class	1,263,506	2,048,546
Total	$ 18,208,181	$ 35,628,678
From net realized gain
Class A	$ 584,213	$ 609,246
Class T	559,990	622,237
Class B	303,056	350,922
Class C	428,329	505,250
Inflation-Protected Bond	11,411,866	11,506,857
Institutional Class	965,389	866,228
Total	$ 14,252,843	$ 14,460,740

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2007	Year ended April 30, 2007	Six months ended October 31, 2007	Year ended April 30, 2007
Class A
Shares sold	1,662,887	1,952,078	$ 17,973,861	$ 21,022,726
Reinvestment of distributions	105,095	163,517	1,126,724	1,764,403
Shares redeemed	(1,087,937)	(3,933,449)	(11,697,907)	(42,401,569)
Net increase (decrease)	680,045	(1,817,854)	$ 7,402,678	$ (19,614,440)
Class T
Shares sold	880,431	1,454,445	$ 9,485,757	$ 15,699,969
Reinvestment of distributions	106,178	182,141	1,138,873	1,967,624
Shares redeemed	(1,585,458)	(3,739,709)	(17,043,275)	(40,406,850)
Net increase (decrease)	(598,849)	(2,103,123)	$ (6,418,645)	$ (22,739,257)
Class B
Shares sold	233,948	344,805	$ 2,518,732	$ 3,731,490
Reinvestment of distributions	41,735	65,341	446,918	704,938
Shares redeemed	(588,250)	(1,727,333)	(6,331,502)	(18,640,235)
Net increase (decrease)	(312,567)	(1,317,187)	$ (3,365,852)	$ (14,203,807)
Class C
Shares sold	343,762	622,263	$ 3,703,738	$ 6,699,366
Reinvestment of distributions	53,680	87,177	574,082	939,454
Shares redeemed	(889,257)	(3,001,366)	(9,559,769)	(32,336,242)
Net increase (decrease)	(491,815)	(2,291,926)	$ (5,281,949)	$ (24,697,422)
Inflation-Protected Bond
Shares sold	16,983,178	34,854,073	$ 183,652,723	$ 376,828,766
Reinvestment of distributions	2,341,608	3,602,544	25,178,507	38,997,825
Shares redeemed	(24,367,421)	(50,201,592)	(262,153,593)	(542,274,449)
Net increase (decrease)	(5,042,635)	(11,744,975)	$ (53,322,363)	$ (126,447,858)
Institutional Class
Shares sold	1,219,175	4,516,192	$ 13,136,638	$ 48,904,168
Reinvestment of distributions	43,273	58,621	464,526	633,331
Shares redeemed	(4,288,109)	(2,372,791)	(46,574,138)	(25,641,628)
Net increase (decrease)	(3,025,661)	2,202,022	$ (32,972,974)	$ 23,895,871

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Credit Risk.

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, the cumulative total returns of Fidelity Inflation-Protected Bond (retail class) and Class C, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Inflation-Protected Bond (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Inflation-Protected Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Inflation-Protected Bond (retail class) was in the first quartile for the one-year period and the second quartile for the three-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Inflation-Protected Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Inflation-Protected Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Inflation-Protected Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2006.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Semiannual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IFB-USAN-1207
1.784854.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Inflation-Protected Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

October 31, 2007

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Class A
Actual	$ 1,000.00	$ 1,025.10	$ 3.82
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.81
Class T
Actual	$ 1,000.00	$ 1,026.00	$ 3.82
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.81
Class B
Actual	$ 1,000.00	$ 1,022.70	$ 7.12
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.10
Class C
Actual	$ 1,000.00	$ 1,022.20	$ 7.62
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.61
Inflation-Protected Bond
Actual	$ 1,000.00	$ 1,027.50	$ 2.29
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,027.40	$ 2.50
HypotheticalA	$ 1,000.00	$ 1,022.67	$ 2.49

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.75%
Class T	.75%
Class B	1.40%
Class C	1.50%
Inflation-Protected Bond	.45%
Institutional Class	.49%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Coupon Distribution as of October 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	1.1	1.3
1 - 1.99%	13.7	14.3
2 - 2.99%	38.0	40.0
3 - 3.99%	21.5	25.8
4 - 4.99%	0.7	0.5
5 - 5.99%	12.1	13.0
6% and over	0.8	1.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of October 31, 2007
6 months ago
Years	8.5	9.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of October 31, 2007
6 months ago
Years	5.0	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2007*		As of April 30, 2007**
	Corporate Bonds 2.2%		Corporate Bonds 2.4%
	U.S. Government and U.S. Government Agency Obligations 83.1%		U.S. Government and U.S. Government Agency Obligations 82.3%
	Asset-Backed Securities 6.5%		Asset-Backed Securities 7.1%
	CMOs and Other Mortgage Related Securities 4.6%		CMOs and Other Mortgage Related Securities 4.4%
	Short-Term Investments and Net Other Assets 3.6%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	3.6%	** Foreign investments	3.0%
* Futures and Swaps	16.9%	** Futures and Swaps	17.1%
* Inflation Protected	98.6%	** Inflation Protected	96.5%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 82.3%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$ 39,285,750	$ 38,008,298
2.375% 1/15/25	72,616,415	74,208,678
2.375% 1/15/27	24,642,573	25,285,325
3.375% 4/15/32	1,171	1,450
3.625% 4/15/28	117,566,291	144,932,509
3.875% 4/15/29	102,704,196	131,984,973
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	18,823,326	18,391,741
1.625% 1/15/15	75,682,025	73,476,456
1.875% 7/15/13	134,211,641	133,802,027
1.875% 7/15/15	29,931,720	29,562,308
2% 4/15/12	15,370,200	15,409,188
2% 1/15/14	138,172,416	138,085,534
2% 7/15/14	1,103	1,103
2% 1/15/16	100,047,710	99,318,806
2.375% 4/15/11	48,188,220	48,962,993
2.375% 1/15/17 (b)	110,427,597	112,807,156
2.5% 7/15/16 (b)	79,794,000	82,464,828
2.625% 7/15/17	18,561,128	19,405,321
3% 7/15/12	64,570,386	67,848,615
3.375% 1/15/12	10,187,787	10,803,708
3.5% 1/15/11	11,946,900	12,571,456
3.625% 1/15/08	1,287	1,292
3.875% 1/15/09	1,268	1,302
4.25% 1/15/10	543,783	573,622
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,267,705,676)		1,277,908,689
Asset-Backed Securities - 0.2%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 5.5725% 11/25/34 (d)	1,375,000	1,304,370
Home Equity Asset Trust Series 2003-8 Class M1, 5.5925% 4/25/34 (d)	953,660	900,342
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 6.4725% 8/25/34 (d)	495,586	467,125
TOTAL ASSET-BACKED SECURITIES (Cost $2,845,978)		2,671,837
Commercial Mortgage Securities - 0.1%
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (c)(d) (Cost $2,446,334)	$ 2,528,306	$ 2,311,476
Fixed-Income Funds - 16.4%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $274,534,910)	2,759,816	255,089,793
Cash Equivalents - 11.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
4.94%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) #	$ 10,271,410	10,270,000
4.96%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) # (a)	174,374,022	174,350,000
TOTAL CASH EQUIVALENTS (Cost $184,620,000)		184,620,000
TOTAL INVESTMENT PORTFOLIO - 110.9% (Cost $1,732,152,898)		1,722,601,795
NET OTHER ASSETS - (10.9)%		(168,950,788)
NET ASSETS - 100%		$ 1,553,651,007
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 569,000	$ (139,460)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	700,000	(163,904)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34	Dec. 2034	645,000	(180,097)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34	Sept. 2034	446,779	(117,474)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	569,000	(145,844)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	569,000	(53,253)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 569,000	$ (103,236)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	569,000	(68,296)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	520,000	(216,701)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	(236,641)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	50,104	(20,232)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	115,838	(17,534)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34

	Feb. 2034	$ 52,005	$ (42,622)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	(169,038)
TOTAL CREDIT DEFAULT SWAPS		6,512,726	(1,674,332)
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with UBS	April 2010	40,000,000	2,106,992
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	49,550,000	3,378,382
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	45,000,000	2,099,898
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20.375 basis points with Goldman Sachs	Jan. 2009	58,000,000	(464,030)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	924,000
TOTAL TOTAL RETURN SWAPS		237,410,000	8,045,242
		$ 243,922,726	$ 6,370,910
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,311,476 or 0.1% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,270,000 due 11/01/07 at 4.94%
BNP Paribas Securities Corp.	$ 1,279,891
Banc of America Securities LLC	1,964,459
Bank of America, NA	3,040,278
Bear Stearns & Co., Inc.	312,186
Citigroup Global Markets, Inc.	429,014
Countrywide Securities Corp.	357,512
Credit Suisse Securities (USA) LLC	429,014
ING Financial Markets LLC	884,595
J.P. Morgan Securities, Inc.	715,023
Societe Generale, New York Branch	572,019
WestLB AG	286,009
$ 10,270,000
$174,350,000 due 11/01/07 at 4.96%
Barclays Capital, Inc.	$ 140,768,354
Bear Stearns & Co., Inc.	33,581,646
$ 174,350,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 7,976,194
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 290,445,901	$ -	$ 17,001,701	$ 255,089,793	2.2%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	83.1%
AAA,AA,A	8.9%
BBB	4.1%
BB	0.1%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	3.6%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At April 30, 2007, the fund had a capital loss carryforward of approximately $27,363,340 of which $4,603,298 and $22,760,042 will expire on April 30, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $169,172,548 and repurchase agreements of $184,620,000) - See accompanying schedule: Unaffiliated issuers (cost $1,457,617,988)	$ 1,467,512,002
Fidelity Central Funds (cost $274,534,910)	255,089,793
Total Investments (cost $1,732,152,898)		$ 1,722,601,795
Cash		755
Receivable for investments sold		13,855,397
Receivable for swap agreements		11,385
Receivable for fund shares sold		2,896,326
Interest receivable		6,312,833
Distributions receivable from Fidelity Central Funds		1,286,129
Swap agreements, at value		6,370,910
Receivable from investment adviser for expense reductions		7,938
Total assets		1,753,343,468

Liabilities
Payable for investments purchased	$ 22,295,477
Payable for fund shares redeemed	2,030,390
Distributions payable	292,280
Accrued management fee	408,316
Distribution fees payable	90,803
Other affiliated payables	202,949
Other payables and accrued expenses	22,246
Collateral on securities loaned, at value	174,350,000
Total liabilities		199,692,461

Net Assets		$ 1,553,651,007
Net Assets consist of:
Paid in capital		$ 1,568,841,672
Undistributed net investment income		23,586,890
Accumulated undistributed net realized gain (loss) on investments		(35,597,362)
Net unrealized appreciation (depreciation) on investments		(3,180,193)
Net Assets		$ 1,553,651,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,606,758 ÷ 6,974,939 shares)	$ 10.98

Maximum offering price per share (100/96.00 of $10.98)	$ 11.44
Class T: Net Asset Value and redemption price per share ($59,660,015 ÷ 5,426,102 shares)	$ 11.00

Maximum offering price per share (100/96.00 of $11.00)	$ 11.46
Class B: Net Asset Value and offering price per share ($32,614,123 ÷ 2,967,647 shares)A	$ 10.99

Class C: Net Asset Value and offering price per share ($46,122,888 ÷ 4,200,760 shares)A	$ 10.98

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,260,344,422 ÷ 114,439,185 shares)	$ 11.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($78,302,801 ÷ 7,124,146 shares)	$ 10.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2007 (Unaudited)

Investment Income
Interest		$ 14,332,852
Inflation principal income		27,626,440
Income from Fidelity Central Funds		7,976,194
Total income		49,935,486

Expenses
Management fee	$ 2,486,136
Transfer agent fees	924,510
Distribution fees	550,424
Fund wide operations fee	266,806
Independent trustees' compensation	3,047
Miscellaneous	1,399
Total expenses before reductions	4,232,322
Expense reductions	(79,055)	4,153,267
Net investment income		45,782,219
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,557,089)
Fidelity Central Funds	(122,265)
Swap agreements	(3,584,787)
Total net realized gain (loss)		(5,264,141)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,339,990)
Swap agreements	3,770,520
Total change in net unrealized appreciation (depreciation)		(569,470)
Net gain (loss)		(5,833,611)
Net increase (decrease) in net assets resulting from operations		$ 39,948,608

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 45,782,219	$ 71,496,532
Net realized gain (loss)	(5,264,141)	(10,690,808)
Change in net unrealized appreciation (depreciation)	(569,470)	31,612,708
Net increase (decrease) in net assets resulting from operations	39,948,608	92,418,432
Distributions to shareholders from net investment income	(18,208,181)	(35,628,678)
Distributions to shareholders from net realized gain	(14,252,843)	(14,460,740)
Total distributions	(32,461,024)	(50,089,418)
Share transactions - net increase (decrease)	(93,959,105)	(183,806,913)
Total increase (decrease) in net assets	(86,471,521)	(141,477,899)

Net Assets
Beginning of period	1,640,122,528	1,781,600,427
End of period (including undistributed net investment income of $23,586,890 and distributions in excess of net investment income of $3,987,148, respectively)	$ 1,553,651,007	$ 1,640,122,528

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.301	.434	.500	.407	.323	.236
Net realized and unrealized gain (loss)	(.033)	.137	(.676)	.620	.236	.080
Total from investment operations	.268	.571	(.176)	1.027	.559	.316
Distributions from net investment income	(.113)	(.209)	(.154)	(.132)	(.148)	(.106)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.208)	(.301)	(.654)	(.467)	(.409)	(.156)
Net asset value, end of period	$ 10.98	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	2.51%	5.43%	(1.62)%	9.58%	5.20%	3.02%
Ratios to Average Net Assets F, I
Expenses before reductions	.81% A	.71%	.70%	.81%	.84%	.86% A
Expenses net of fee waivers, if any	.75% A	.66%	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.75% A	.65%	.65%	.65%	.65%	.65% A
Net investment income	5.56% A	4.02%	4.50%	3.63%	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,607	$ 68,710	$ 86,364	$ 75,422	$ 31,656	$ 10,403
Portfolio turnover rate G	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.66	$ 11.49	$ 10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.301	.424	.489	.397	.313	.229
Net realized and unrealized gain (loss)	(.023)	.137	(.676)	.619	.246	.081
Total from investment operations	.278	.561	(.187)	1.016	.559	.310
Distributions from net investment income	(.113)	(.199)	(.143)	(.121)	(.138)	(.100)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.208)	(.291)	(.643)	(.456)	(.399)	(.150)
Net asset value, end of period	$ 11.00	$ 10.93	$ 10.66	$ 11.49	$ 10.93	$ 10.77
Total Return B, C, D	2.60%	5.32%	(1.71)%	9.47%	5.19%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.78%	.78%	.90%	.95%	.99% A
Expenses net of fee waivers, if any	.75% A	.75%	.75%	.75%	.75%	.75% A
Expenses net of all reductions	.75% A	.75%	.75%	.75%	.75%	.75% A
Net investment income	5.56% A	3.92%	4.40%	3.53%	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,660	$ 65,833	$ 86,613	$ 84,596	$ 44,266	$ 11,274
Portfolio turnover rate G	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.266	.354	.418	.324	.242	.190
Net realized and unrealized gain (loss)	(.024)	.137	(.678)	.619	.235	.082
Total from investment operations	.242	.491	(.260)	.943	.477	.272
Distributions from net investment income	(.077)	(.129)	(.070)	(.048)	(.066)	(.062)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.172)	(.221)	(.570)	(.383)	(.327)	(.112)
Net asset value, end of period	$ 10.99	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	2.27%	4.65%	(2.36)%	8.76%	4.41%	2.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49% A	1.49%	1.49%	1.61%	1.61%	1.65% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40% A
Net investment income	4.91% A	3.27%	3.75%	2.88%	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,614	$ 35,826	$ 48,972	$ 56,052	$ 38,608	$ 21,426
Portfolio turnover rate G	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.64	$ 11.47	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income E	.260	.343	.406	.312	.230	.184
Net realized and unrealized gain (loss)	(.023)	.137	(.677)	.619	.235	.072
Total from investment operations	.237	.480	(.271)	.931	.465	.256
Distributions from net investment income	(.072)	(.118)	(.059)	(.036)	(.054)	(.056)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.167)	(.210)	(.559)	(.371)	(.315)	(.106)
Net asset value, end of period	$ 10.98	$ 10.91	$ 10.64	$ 11.47	$ 10.91	$ 10.76
Total Return B, C, D	2.22%	4.55%	(2.46)%	8.66%	4.31%	2.44%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.54%	1.55%	1.67%	1.69%	1.73% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50% A
Net investment income	4.81% A	3.17%	3.65%	2.78%	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,123	$ 51,205	$ 74,329	$ 71,407	$ 46,876	$ 19,936
Portfolio turnover rate G	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Inflation-Protected Bond

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.67	$ 11.50	$ 10.94	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income D	.318	.457	.525	.426	.341	.358
Net realized and unrealized gain (loss)	(.024)	.136	(.679)	.618	.235	.653
Total from investment operations	.294	.593	(.154)	1.044	.576	1.011
Distributions from net investment income	(.129)	(.231)	(.176)	(.149)	(.165)	(.171)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.224)	(.323)	(.676)	(.484)	(.426)	(.221)
Net asset value, end of period	$ 11.01	$ 10.94	$ 10.67	$ 11.50	$ 10.94	$ 10.79
Total Return B, C	2.75%	5.63%	(1.42)%	9.73%	5.35%	10.19%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.47%	.63%	.67%	.69% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.50%	.50%	.50% A
Expenses net of all reductions	.44% A	.45%	.45%	.50%	.50%	.50% A
Net investment income	5.86% A	4.22%	4.70%	3.78%	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,260,344	$ 1,307,686	$ 1,400,656	$ 1,579,697	$ 1,142,388	$ 540,338
Portfolio turnover rate F	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2002 (commencement of operations) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income D	.316	.452	.517	.425	.337	.243
Net realized and unrealized gain (loss)	(.024)	.137	(.676)	.619	.239	.082
Total from investment operations	.292	.589	(.159)	1.044	.576	.325
Distributions from net investment income	(.127)	(.227)	(.171)	(.149)	(.165)	(.115)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.222)	(.319)	(.671)	(.484)	(.426)	(.165)
Net asset value, end of period	$ 10.99	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C	2.74%	5.60%	(1.47)%	9.74%	5.36%	3.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.49% A	.49%	.50%	.61%	.67%	.73% A
Expenses net of fee waivers, if any	.49% A	.49%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.49% A	.49%	.50%	.50%	.50%	.50% A
Net investment income	5.82% A	4.18%	4.65%	3.78%	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,303	$ 110,863	$ 84,666	$ 78,096	$ 66,324	$ 2,569
Portfolio turnover rate F	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2007 (Unaudited)

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

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2. Investments in Fidelity Central Funds - continued

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,887,723
Unrealized depreciation	(30,300,197)
Net unrealized appreciation (depreciation)	$ (9,412,474)
Cost for federal income tax purposes	$ 1,732,014,269

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

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Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $0 and $17,106,465, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 86,708	$ 4,001
Class T	0%	.25%	76,173	22,325
Class B	.65%	.25%	150,740	109,041
Class C	.75%	.25%	236,803	16,685
			$ 550,424	$ 152,052

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,612
Class T	2,091
Class B*	37,236
Class C*	3,374
$ 45,313

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Inflation-Protected Bond class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Inflation-Protected Bond's average net

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 74,879.21
Class T	57,809.19
Class B	41,847.25
Class C	48,157.20
Inflation-Protected Bond	628,033.10
Institutional Class	73,785.14
	$ 924,510

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,399 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

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8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $179,864.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.75%	$ 21,553
Class T	.75%	10,915
Class B	1.40%	15,557
Class C	1.50%	10,885
		$ 58,910

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,008. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 677
Inflation-Protected Bond	18,460
$ 19,137

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Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2007	Year ended April 30, 2007
From net investment income
Class A	$ 725,124	$ 1,479,230
Class T	636,628	1,440,713
Class B	240,994	520,261
Class C	317,745	704,830
Inflation-Protected Bond	15,024,184	29,435,098
Institutional Class	1,263,506	2,048,546
Total	$ 18,208,181	$ 35,628,678
From net realized gain
Class A	$ 584,213	$ 609,246
Class T	559,990	622,237
Class B	303,056	350,922
Class C	428,329	505,250
Inflation-Protected Bond	11,411,866	11,506,857
Institutional Class	965,389	866,228
Total	$ 14,252,843	$ 14,460,740

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12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2007	Year ended April 30, 2007	Six months ended October 31, 2007	Year ended April 30, 2007
Class A
Shares sold	1,662,887	1,952,078	$ 17,973,861	$ 21,022,726
Reinvestment of distributions	105,095	163,517	1,126,724	1,764,403
Shares redeemed	(1,087,937)	(3,933,449)	(11,697,907)	(42,401,569)
Net increase (decrease)	680,045	(1,817,854)	$ 7,402,678	$ (19,614,440)
Class T
Shares sold	880,431	1,454,445	$ 9,485,757	$ 15,699,969
Reinvestment of distributions	106,178	182,141	1,138,873	1,967,624
Shares redeemed	(1,585,458)	(3,739,709)	(17,043,275)	(40,406,850)
Net increase (decrease)	(598,849)	(2,103,123)	$ (6,418,645)	$ (22,739,257)
Class B
Shares sold	233,948	344,805	$ 2,518,732	$ 3,731,490
Reinvestment of distributions	41,735	65,341	446,918	704,938
Shares redeemed	(588,250)	(1,727,333)	(6,331,502)	(18,640,235)
Net increase (decrease)	(312,567)	(1,317,187)	$ (3,365,852)	$ (14,203,807)
Class C
Shares sold	343,762	622,263	$ 3,703,738	$ 6,699,366
Reinvestment of distributions	53,680	87,177	574,082	939,454
Shares redeemed	(889,257)	(3,001,366)	(9,559,769)	(32,336,242)
Net increase (decrease)	(491,815)	(2,291,926)	$ (5,281,949)	$ (24,697,422)
Inflation-Protected Bond
Shares sold	16,983,178	34,854,073	$ 183,652,723	$ 376,828,766
Reinvestment of distributions	2,341,608	3,602,544	25,178,507	38,997,825
Shares redeemed	(24,367,421)	(50,201,592)	(262,153,593)	(542,274,449)
Net increase (decrease)	(5,042,635)	(11,744,975)	$ (53,322,363)	$ (126,447,858)
Institutional Class
Shares sold	1,219,175	4,516,192	$ 13,136,638	$ 48,904,168
Reinvestment of distributions	43,273	58,621	464,526	633,331
Shares redeemed	(4,288,109)	(2,372,791)	(46,574,138)	(25,641,628)
Net increase (decrease)	(3,025,661)	2,202,022	$ (32,972,974)	$ 23,895,871

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Notes to Financial Statements (Unaudited) - continued

13. Credit Risk.

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, the cumulative total returns of Fidelity Inflation-Protected Bond (retail class) and Class C, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Inflation-Protected Bond (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Inflation-Protected Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Inflation-Protected Bond (retail class) was in the first quartile for the one-year period and the second quartile for the three-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Inflation-Protected Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Inflation-Protected Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Inflation-Protected Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2006.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Semiannual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AIFB-USAN-1207
1.784855.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Inflation-Protected Bond

Fund - Institutional Class

Semiannual Report

October 31, 2007

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Class A
Actual	$ 1,000.00	$ 1,025.10	$ 3.82
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.81
Class T
Actual	$ 1,000.00	$ 1,026.00	$ 3.82
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.81
Class B
Actual	$ 1,000.00	$ 1,022.70	$ 7.12
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.10
Class C
Actual	$ 1,000.00	$ 1,022.20	$ 7.62
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.61
Inflation-Protected Bond
Actual	$ 1,000.00	$ 1,027.50	$ 2.29
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,027.40	$ 2.50
HypotheticalA	$ 1,000.00	$ 1,022.67	$ 2.49

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.75%
Class T	.75%
Class B	1.40%
Class C	1.50%
Inflation-Protected Bond	.45%
Institutional Class	.49%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Coupon Distribution as of October 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	1.1	1.3
1 - 1.99%	13.7	14.3
2 - 2.99%	38.0	40.0
3 - 3.99%	21.5	25.8
4 - 4.99%	0.7	0.5
5 - 5.99%	12.1	13.0
6% and over	0.8	1.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of October 31, 2007
6 months ago
Years	8.5	9.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of October 31, 2007
6 months ago
Years	5.0	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2007*		As of April 30, 2007**
	Corporate Bonds 2.2%		Corporate Bonds 2.4%
	U.S. Government and U.S. Government Agency Obligations 83.1%		U.S. Government and U.S. Government Agency Obligations 82.3%
	Asset-Backed Securities 6.5%		Asset-Backed Securities 7.1%
	CMOs and Other Mortgage Related Securities 4.6%		CMOs and Other Mortgage Related Securities 4.4%
	Short-Term Investments and Net Other Assets 3.6%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	3.6%	** Foreign investments	3.0%
* Futures and Swaps	16.9%	** Futures and Swaps	17.1%
* Inflation Protected	98.6%	** Inflation Protected	96.5%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 82.3%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$ 39,285,750	$ 38,008,298
2.375% 1/15/25	72,616,415	74,208,678
2.375% 1/15/27	24,642,573	25,285,325
3.375% 4/15/32	1,171	1,450
3.625% 4/15/28	117,566,291	144,932,509
3.875% 4/15/29	102,704,196	131,984,973
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	18,823,326	18,391,741
1.625% 1/15/15	75,682,025	73,476,456
1.875% 7/15/13	134,211,641	133,802,027
1.875% 7/15/15	29,931,720	29,562,308
2% 4/15/12	15,370,200	15,409,188
2% 1/15/14	138,172,416	138,085,534
2% 7/15/14	1,103	1,103
2% 1/15/16	100,047,710	99,318,806
2.375% 4/15/11	48,188,220	48,962,993
2.375% 1/15/17 (b)	110,427,597	112,807,156
2.5% 7/15/16 (b)	79,794,000	82,464,828
2.625% 7/15/17	18,561,128	19,405,321
3% 7/15/12	64,570,386	67,848,615
3.375% 1/15/12	10,187,787	10,803,708
3.5% 1/15/11	11,946,900	12,571,456
3.625% 1/15/08	1,287	1,292
3.875% 1/15/09	1,268	1,302
4.25% 1/15/10	543,783	573,622
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,267,705,676)		1,277,908,689
Asset-Backed Securities - 0.2%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 5.5725% 11/25/34 (d)	1,375,000	1,304,370
Home Equity Asset Trust Series 2003-8 Class M1, 5.5925% 4/25/34 (d)	953,660	900,342
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 6.4725% 8/25/34 (d)	495,586	467,125
TOTAL ASSET-BACKED SECURITIES (Cost $2,845,978)		2,671,837
Commercial Mortgage Securities - 0.1%
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (c)(d) (Cost $2,446,334)	$ 2,528,306	$ 2,311,476
Fixed-Income Funds - 16.4%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $274,534,910)	2,759,816	255,089,793
Cash Equivalents - 11.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
4.94%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) #	$ 10,271,410	10,270,000
4.96%, dated 10/31/07 due 11/1/07 (Collateralized by U.S. Government Obligations) # (a)	174,374,022	174,350,000
TOTAL CASH EQUIVALENTS (Cost $184,620,000)		184,620,000
TOTAL INVESTMENT PORTFOLIO - 110.9% (Cost $1,732,152,898)		1,722,601,795
NET OTHER ASSETS - (10.9)%		(168,950,788)
NET ASSETS - 100%		$ 1,553,651,007
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 569,000	$ (139,460)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	700,000	(163,904)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34	Dec. 2034	645,000	(180,097)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34	Sept. 2034	446,779	(117,474)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	569,000	(145,844)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	569,000	(53,253)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 569,000	$ (103,236)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	569,000	(68,296)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	520,000	(216,701)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	(236,641)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	50,104	(20,232)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	115,838	(17,534)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34

	Feb. 2034	$ 52,005	$ (42,622)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	(169,038)
TOTAL CREDIT DEFAULT SWAPS		6,512,726	(1,674,332)
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with UBS	April 2010	40,000,000	2,106,992
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	49,550,000	3,378,382
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.5% 1/15/11 and pay quarterly a floating rate based on 3-month LIBOR minus 18.25 basis points with Goldman Sachs	Jan. 2011	45,000,000	2,099,898
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20.375 basis points with Goldman Sachs	Jan. 2009	58,000,000	(464,030)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	924,000
TOTAL TOTAL RETURN SWAPS		237,410,000	8,045,242
		$ 243,922,726	$ 6,370,910
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,311,476 or 0.1% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,270,000 due 11/01/07 at 4.94%
BNP Paribas Securities Corp.	$ 1,279,891
Banc of America Securities LLC	1,964,459
Bank of America, NA	3,040,278
Bear Stearns & Co., Inc.	312,186
Citigroup Global Markets, Inc.	429,014
Countrywide Securities Corp.	357,512
Credit Suisse Securities (USA) LLC	429,014
ING Financial Markets LLC	884,595
J.P. Morgan Securities, Inc.	715,023
Societe Generale, New York Branch	572,019
WestLB AG	286,009
$ 10,270,000
$174,350,000 due 11/01/07 at 4.96%
Barclays Capital, Inc.	$ 140,768,354
Bear Stearns & Co., Inc.	33,581,646
$ 174,350,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 7,976,194
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 290,445,901	$ -	$ 17,001,701	$ 255,089,793	2.2%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	83.1%
AAA,AA,A	8.9%
BBB	4.1%
BB	0.1%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	3.6%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At April 30, 2007, the fund had a capital loss carryforward of approximately $27,363,340 of which $4,603,298 and $22,760,042 will expire on April 30, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $169,172,548 and repurchase agreements of $184,620,000) - See accompanying schedule: Unaffiliated issuers (cost $1,457,617,988)	$ 1,467,512,002
Fidelity Central Funds (cost $274,534,910)	255,089,793
Total Investments (cost $1,732,152,898)		$ 1,722,601,795
Cash		755
Receivable for investments sold		13,855,397
Receivable for swap agreements		11,385
Receivable for fund shares sold		2,896,326
Interest receivable		6,312,833
Distributions receivable from Fidelity Central Funds		1,286,129
Swap agreements, at value		6,370,910
Receivable from investment adviser for expense reductions		7,938
Total assets		1,753,343,468

Liabilities
Payable for investments purchased	$ 22,295,477
Payable for fund shares redeemed	2,030,390
Distributions payable	292,280
Accrued management fee	408,316
Distribution fees payable	90,803
Other affiliated payables	202,949
Other payables and accrued expenses	22,246
Collateral on securities loaned, at value	174,350,000
Total liabilities		199,692,461

Net Assets		$ 1,553,651,007
Net Assets consist of:
Paid in capital		$ 1,568,841,672
Undistributed net investment income		23,586,890
Accumulated undistributed net realized gain (loss) on investments		(35,597,362)
Net unrealized appreciation (depreciation) on investments		(3,180,193)
Net Assets		$ 1,553,651,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,606,758 ÷ 6,974,939 shares)	$ 10.98

Maximum offering price per share (100/96.00 of $10.98)	$ 11.44
Class T: Net Asset Value and redemption price per share ($59,660,015 ÷ 5,426,102 shares)	$ 11.00

Maximum offering price per share (100/96.00 of $11.00)	$ 11.46
Class B: Net Asset Value and offering price per share ($32,614,123 ÷ 2,967,647 shares)A	$ 10.99

Class C: Net Asset Value and offering price per share ($46,122,888 ÷ 4,200,760 shares)A	$ 10.98

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,260,344,422 ÷ 114,439,185 shares)	$ 11.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($78,302,801 ÷ 7,124,146 shares)	$ 10.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2007 (Unaudited)

Investment Income
Interest		$ 14,332,852
Inflation principal income		27,626,440
Income from Fidelity Central Funds		7,976,194
Total income		49,935,486

Expenses
Management fee	$ 2,486,136
Transfer agent fees	924,510
Distribution fees	550,424
Fund wide operations fee	266,806
Independent trustees' compensation	3,047
Miscellaneous	1,399
Total expenses before reductions	4,232,322
Expense reductions	(79,055)	4,153,267
Net investment income		45,782,219
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,557,089)
Fidelity Central Funds	(122,265)
Swap agreements	(3,584,787)
Total net realized gain (loss)		(5,264,141)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,339,990)
Swap agreements	3,770,520
Total change in net unrealized appreciation (depreciation)		(569,470)
Net gain (loss)		(5,833,611)
Net increase (decrease) in net assets resulting from operations		$ 39,948,608

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2007 (Unaudited)	Year ended April 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 45,782,219	$ 71,496,532
Net realized gain (loss)	(5,264,141)	(10,690,808)
Change in net unrealized appreciation (depreciation)	(569,470)	31,612,708
Net increase (decrease) in net assets resulting from operations	39,948,608	92,418,432
Distributions to shareholders from net investment income	(18,208,181)	(35,628,678)
Distributions to shareholders from net realized gain	(14,252,843)	(14,460,740)
Total distributions	(32,461,024)	(50,089,418)
Share transactions - net increase (decrease)	(93,959,105)	(183,806,913)
Total increase (decrease) in net assets	(86,471,521)	(141,477,899)

Net Assets
Beginning of period	1,640,122,528	1,781,600,427
End of period (including undistributed net investment income of $23,586,890 and distributions in excess of net investment income of $3,987,148, respectively)	$ 1,553,651,007	$ 1,640,122,528

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.301	.434	.500	.407	.323	.236
Net realized and unrealized gain (loss)	(.033)	.137	(.676)	.620	.236	.080
Total from investment operations	.268	.571	(.176)	1.027	.559	.316
Distributions from net investment income	(.113)	(.209)	(.154)	(.132)	(.148)	(.106)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.208)	(.301)	(.654)	(.467)	(.409)	(.156)
Net asset value, end of period	$ 10.98	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	2.51%	5.43%	(1.62)%	9.58%	5.20%	3.02%
Ratios to Average Net Assets F, I
Expenses before reductions	.81% A	.71%	.70%	.81%	.84%	.86% A
Expenses net of fee waivers, if any	.75% A	.66%	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.75% A	.65%	.65%	.65%	.65%	.65% A
Net investment income	5.56% A	4.02%	4.50%	3.63%	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,607	$ 68,710	$ 86,364	$ 75,422	$ 31,656	$ 10,403
Portfolio turnover rate G	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.66	$ 11.49	$ 10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.301	.424	.489	.397	.313	.229
Net realized and unrealized gain (loss)	(.023)	.137	(.676)	.619	.246	.081
Total from investment operations	.278	.561	(.187)	1.016	.559	.310
Distributions from net investment income	(.113)	(.199)	(.143)	(.121)	(.138)	(.100)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.208)	(.291)	(.643)	(.456)	(.399)	(.150)
Net asset value, end of period	$ 11.00	$ 10.93	$ 10.66	$ 11.49	$ 10.93	$ 10.77
Total Return B, C, D	2.60%	5.32%	(1.71)%	9.47%	5.19%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.78%	.78%	.90%	.95%	.99% A
Expenses net of fee waivers, if any	.75% A	.75%	.75%	.75%	.75%	.75% A
Expenses net of all reductions	.75% A	.75%	.75%	.75%	.75%	.75% A
Net investment income	5.56% A	3.92%	4.40%	3.53%	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,660	$ 65,833	$ 86,613	$ 84,596	$ 44,266	$ 11,274
Portfolio turnover rate G	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.266	.354	.418	.324	.242	.190
Net realized and unrealized gain (loss)	(.024)	.137	(.678)	.619	.235	.082
Total from investment operations	.242	.491	(.260)	.943	.477	.272
Distributions from net investment income	(.077)	(.129)	(.070)	(.048)	(.066)	(.062)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.172)	(.221)	(.570)	(.383)	(.327)	(.112)
Net asset value, end of period	$ 10.99	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	2.27%	4.65%	(2.36)%	8.76%	4.41%	2.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49% A	1.49%	1.49%	1.61%	1.61%	1.65% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40% A
Net investment income	4.91% A	3.27%	3.75%	2.88%	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,614	$ 35,826	$ 48,972	$ 56,052	$ 38,608	$ 21,426
Portfolio turnover rate G	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.64	$ 11.47	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income E	.260	.343	.406	.312	.230	.184
Net realized and unrealized gain (loss)	(.023)	.137	(.677)	.619	.235	.072
Total from investment operations	.237	.480	(.271)	.931	.465	.256
Distributions from net investment income	(.072)	(.118)	(.059)	(.036)	(.054)	(.056)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.167)	(.210)	(.559)	(.371)	(.315)	(.106)
Net asset value, end of period	$ 10.98	$ 10.91	$ 10.64	$ 11.47	$ 10.91	$ 10.76
Total Return B, C, D	2.22%	4.55%	(2.46)%	8.66%	4.31%	2.44%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.54%	1.55%	1.67%	1.69%	1.73% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50% A
Net investment income	4.81% A	3.17%	3.65%	2.78%	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,123	$ 51,205	$ 74,329	$ 71,407	$ 46,876	$ 19,936
Portfolio turnover rate G	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Inflation-Protected Bond

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.67	$ 11.50	$ 10.94	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income D	.318	.457	.525	.426	.341	.358
Net realized and unrealized gain (loss)	(.024)	.136	(.679)	.618	.235	.653
Total from investment operations	.294	.593	(.154)	1.044	.576	1.011
Distributions from net investment income	(.129)	(.231)	(.176)	(.149)	(.165)	(.171)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.224)	(.323)	(.676)	(.484)	(.426)	(.221)
Net asset value, end of period	$ 11.01	$ 10.94	$ 10.67	$ 11.50	$ 10.94	$ 10.79
Total Return B, C	2.75%	5.63%	(1.42)%	9.73%	5.35%	10.19%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.47%	.63%	.67%	.69% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.50%	.50%	.50% A
Expenses net of all reductions	.44% A	.45%	.45%	.50%	.50%	.50% A
Net investment income	5.86% A	4.22%	4.70%	3.78%	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,260,344	$ 1,307,686	$ 1,400,656	$ 1,579,697	$ 1,142,388	$ 540,338
Portfolio turnover rate F	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2002 (commencement of operations) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2007	Years ended April 30,
	(Unaudited)	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income D	.316	.452	.517	.425	.337	.243
Net realized and unrealized gain (loss)	(.024)	.137	(.676)	.619	.239	.082
Total from investment operations	.292	.589	(.159)	1.044	.576	.325
Distributions from net investment income	(.127)	(.227)	(.171)	(.149)	(.165)	(.115)
Distributions from net realized gain	(.095)	(.092)	(.453)	(.335)	(.261)	(.050)
Return of capital	-	-	(.047)	-	-	-
Total distributions	(.222)	(.319)	(.671)	(.484)	(.426)	(.165)
Net asset value, end of period	$ 10.99	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C	2.74%	5.60%	(1.47)%	9.74%	5.36%	3.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.49% A	.49%	.50%	.61%	.67%	.73% A
Expenses net of fee waivers, if any	.49% A	.49%	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.49% A	.49%	.50%	.50%	.50%	.50% A
Net investment income	5.82% A	4.18%	4.65%	3.78%	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,303	$ 110,863	$ 84,666	$ 78,096	$ 66,324	$ 2,569
Portfolio turnover rate F	13% A	34%	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2007 (Unaudited)

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

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2. Investments in Fidelity Central Funds - continued

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,887,723
Unrealized depreciation	(30,300,197)
Net unrealized appreciation (depreciation)	$ (9,412,474)
Cost for federal income tax purposes	$ 1,732,014,269

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $0 and $17,106,465, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 86,708	$ 4,001
Class T	0%	.25%	76,173	22,325
Class B	.65%	.25%	150,740	109,041
Class C	.75%	.25%	236,803	16,685
			$ 550,424	$ 152,052

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,612
Class T	2,091
Class B*	37,236
Class C*	3,374
$ 45,313

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Inflation-Protected Bond class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Inflation-Protected Bond's average net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 74,879.21
Class T	57,809.19
Class B	41,847.25
Class C	48,157.20
Inflation-Protected Bond	628,033.10
Institutional Class	73,785.14
	$ 924,510

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,399 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $179,864.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.75%	$ 21,553
Class T	.75%	10,915
Class B	1.40%	15,557
Class C	1.50%	10,885
		$ 58,910

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,008. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 677
Inflation-Protected Bond	18,460
$ 19,137

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Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2007	Year ended April 30, 2007
From net investment income
Class A	$ 725,124	$ 1,479,230
Class T	636,628	1,440,713
Class B	240,994	520,261
Class C	317,745	704,830
Inflation-Protected Bond	15,024,184	29,435,098
Institutional Class	1,263,506	2,048,546
Total	$ 18,208,181	$ 35,628,678
From net realized gain
Class A	$ 584,213	$ 609,246
Class T	559,990	622,237
Class B	303,056	350,922
Class C	428,329	505,250
Inflation-Protected Bond	11,411,866	11,506,857
Institutional Class	965,389	866,228
Total	$ 14,252,843	$ 14,460,740

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2007	Year ended April 30, 2007	Six months ended October 31, 2007	Year ended April 30, 2007
Class A
Shares sold	1,662,887	1,952,078	$ 17,973,861	$ 21,022,726
Reinvestment of distributions	105,095	163,517	1,126,724	1,764,403
Shares redeemed	(1,087,937)	(3,933,449)	(11,697,907)	(42,401,569)
Net increase (decrease)	680,045	(1,817,854)	$ 7,402,678	$ (19,614,440)
Class T
Shares sold	880,431	1,454,445	$ 9,485,757	$ 15,699,969
Reinvestment of distributions	106,178	182,141	1,138,873	1,967,624
Shares redeemed	(1,585,458)	(3,739,709)	(17,043,275)	(40,406,850)
Net increase (decrease)	(598,849)	(2,103,123)	$ (6,418,645)	$ (22,739,257)
Class B
Shares sold	233,948	344,805	$ 2,518,732	$ 3,731,490
Reinvestment of distributions	41,735	65,341	446,918	704,938
Shares redeemed	(588,250)	(1,727,333)	(6,331,502)	(18,640,235)
Net increase (decrease)	(312,567)	(1,317,187)	$ (3,365,852)	$ (14,203,807)
Class C
Shares sold	343,762	622,263	$ 3,703,738	$ 6,699,366
Reinvestment of distributions	53,680	87,177	574,082	939,454
Shares redeemed	(889,257)	(3,001,366)	(9,559,769)	(32,336,242)
Net increase (decrease)	(491,815)	(2,291,926)	$ (5,281,949)	$ (24,697,422)
Inflation-Protected Bond
Shares sold	16,983,178	34,854,073	$ 183,652,723	$ 376,828,766
Reinvestment of distributions	2,341,608	3,602,544	25,178,507	38,997,825
Shares redeemed	(24,367,421)	(50,201,592)	(262,153,593)	(542,274,449)
Net increase (decrease)	(5,042,635)	(11,744,975)	$ (53,322,363)	$ (126,447,858)
Institutional Class
Shares sold	1,219,175	4,516,192	$ 13,136,638	$ 48,904,168
Reinvestment of distributions	43,273	58,621	464,526	633,331
Shares redeemed	(4,288,109)	(2,372,791)	(46,574,138)	(25,641,628)
Net increase (decrease)	(3,025,661)	2,202,022	$ (32,972,974)	$ 23,895,871

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Credit Risk.

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, the cumulative total returns of Fidelity Inflation-Protected Bond (retail class) and Class C, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Inflation-Protected Bond (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Inflation-Protected Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Inflation-Protected Bond (retail class) was in the first quartile for the one-year period and the second quartile for the three-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Inflation-Protected Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Inflation-Protected Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Inflation-Protected Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2006.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

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In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AIFBI-USAN-1207
1.784856.104

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 3, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 3, 2008